MFG Global Sustainable Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Germany - 10.0%
adidas AG	6,916	$1,119,407
Beiersdorf AG	3,163	284,315
SAP SE	7,331	1,249,814
		2,653,536

Hong Kong - 1.1%
AIA Group Ltd.	26,136	290,406

Netherlands - 2.6%
Universal Music Group NV	35,035	680,061

Spain - 2.0%
Aena SME SA (a)	18,194	538,279

Switzerland - 4.8%
Nestle SA	12,991	1,274,301

Taiwan, Province of China - 5.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,573	1,545,445

United Kingdom - 4.3%
Reckitt Benckiser Group PLC	9,786	658,010
Unilever PLC	8,682	490,185
		1,148,195

United States - 64.0% (b)
Alphabet, Inc. - Class C	3,673	1,053,637
Amazon.com, Inc. (c)	8,764	1,825,278
American Tower Corp.	6,181	1,066,717
Booking Holdings, Inc.	184	774,699
Dollar General Corp.	6,400	759,872
Eversource Energy	11,639	806,350
Intercontinental Exchange, Inc.	4,278	672,844
Mastercard, Inc. - Class A	2,478	1,238,157
Meta Platforms, Inc. - Class A	2,103	1,203,189
Microsoft Corp.	5,715	2,115,521
Mondelez International, Inc. - Class A	9,302	536,167
Netflix, Inc. (c)	5,798	557,478
S&P Global, Inc.	1,878	798,788
Thermo Fisher Scientific, Inc.	1,096	538,717
UnitedHealth Group, Inc.	3,035	821,241
Visa, Inc. - Class A	1,811	547,357
Yum! Brands, Inc.	5,245	815,493
Zimmer Biomet Holdings, Inc.	9,073	820,381
		16,951,886
TOTAL COMMON STOCKS (Cost $18,827,487)		25,082,109

TOTAL INVESTMENTS - 94.7% (Cost $18,827,487)		25,082,109
Money Market Deposit Account - 5.3% (d)		1,409,917
Liabilities in Excess of Other Assets - 0.0%		(19,547)
TOTAL NET ASSETS - 100.0%		$26,472,479

Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $538,279 or 2.0% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	Non-income producing security.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 2.56%.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

MFG Global Sustainable Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,497,331	$6,584,778	$–	$25,082,109
Total Investments	$18,497,331	$6,584,778	$–	$25,082,109

Refer to the Schedule of Investments for further disaggregation of investment categories.

MFG Core Infrastructure Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Australia - 4.4%
APA Group	217,572	$1,498,790
Atlas Arteria Ltd.	230,617	683,921
Transurban Group	472,953	4,613,583
		6,796,294

Belgium - 1.8%
Elia Group SA/NV	17,703	2,719,179

Canada - 14.1%
Algonquin Power & Utilities Corp.	107,439	658,026
Canadian Utilities Ltd. - Class A	30,250	1,062,479
Emera, Inc.	45,410	2,353,903
Enbridge, Inc.	80,340	4,355,143
Fortis, Inc.	74,867	4,176,859
Hydro One Ltd. (a)	88,828	3,668,441
South Bow Corp.	31,447	1,046,199
TC Energy Corp.	69,175	4,331,705
		21,652,755

Chile - 0.3%
Aguas Andinas SA - Class A	1,107,574	423,295

France - 5.5%
Aeroports de Paris SA	16,101	1,967,023
Getlink SE	84,822	1,830,370
Vinci SA	31,289	4,696,478
		8,493,871

Germany - 0.9%
Fraport AG Frankfurt Airport Services Worldwide (b)	15,377	1,339,590

Italy - 7.2%
ACEA SpA	35,176	914,352
Enav SpA (a)	88,516	532,301
Italgas SpA	156,487	1,822,924
Snam SpA	544,740	4,126,662
Terna - Rete Elettrica Nazionale	326,078	3,729,506
		11,125,745

Mexico - 3.3%
Grupo Aeroportuario del Centro Norte SAB de CV	55,554	796,936
Grupo Aeroportuario del Pacifico SAB de CV - Class B	68,176	1,679,124
Grupo Aeroportuario del Sureste SAB de CV - Class B	45,383	1,530,407
Promotora y Operadora de Infraestructura SAB de CV	64,382	1,043,123
		5,049,590

Netherlands - 3.7%
Ferrovial SE	72,642	4,725,852
Koninklijke Vopak NV	17,778	962,242
		5,688,094

New Zealand - 1.4%
Auckland International Airport Ltd.	278,200	1,274,145
Chorus Ltd.	70,180	379,092
Vector Ltd.	164,315	447,867
		2,101,104

Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS SA	116,835	504,391

Spain - 6.8%
Aena SME SA (a)	154,820	4,580,435
Cellnex Telecom SA (a)	110,133	3,541,314
Enagas SA	45,514	901,695
Redeia Corp. SA	88,769	1,504,672
		10,528,116

Switzerland - 1.0%
Flughafen Zurich AG	4,993	1,563,488

United Kingdom - 5.9%
National Grid PLC	270,553	4,566,931
Pennon Group PLC	77,176	544,262
Severn Trent PLC	49,299	2,021,918
United Utilities Group PLC	111,731	1,948,148
		9,081,259

United States - 39.6% (c)
Alliant Energy Corp.	14,369	1,031,119
Ameren Corp.	14,427	1,585,816
American Electric Power Co., Inc.	22,931	3,005,795
American States Water Co.	1,774	134,150
American Tower Corp.	17,648	3,045,692
American Water Works Co., Inc.	10,729	1,460,110
Atmos Energy Corp.	8,735	1,613,529
Avista Corp.	4,778	191,789
Black Hills Corp.	4,021	279,098
Brookfield Renewable Corp.	19,956	795,314
California Water Service Group	2,780	126,045
CenterPoint Energy, Inc.	35,897	1,549,315
Chesapeake Utilities Corp.	872	110,195
CMS Energy Corp.	16,901	1,311,180
Consolidated Edison, Inc.	19,814	2,242,548
Crown Castle, Inc.	23,950	1,947,374
Dominion Energy, Inc.	45,719	2,826,349
DTE Energy Co.	11,413	1,668,809
Duke Energy Corp.	22,828	2,989,098
Entergy Corp.	25,007	2,809,787
Essential Utilities, Inc.	15,680	631,434
Evergy, Inc.	11,900	974,848
Eversource Energy	20,205	1,399,802
Exelon Corp.	55,221	2,706,933
FirstEnergy Corp.	32,089	1,625,629
H2O America	2,715	159,289
IDACORP, Inc.	3,129	447,353
MGE Energy, Inc.	2,060	159,217
Middlesex Water Co.	1,181	61,471
NextEra Energy, Inc.	32,664	3,033,832
NiSource, Inc.	24,178	1,128,145
Northwest Natural Holding Co.	1,850	98,457
Northwestern Energy Group, Inc.	3,184	209,953
OGE Energy Corp.	10,058	482,382
ONE Gas, Inc.	3,054	263,041
Pinnacle West Capital Corp.	6,589	663,842
Portland General Electric Co.	5,913	312,029
PPL Corp.	40,437	1,544,693
Public Service Enterprise Group, Inc.	27,294	2,209,449
SBA Communications Corp.	5,909	1,016,998
Sempra	31,132	3,025,096
Spire, Inc.	3,329	301,408
The Southern Co.	31,019	2,993,954
TXNM Energy, Inc.	4,945	289,085
WEC Energy Group, Inc.	17,456	2,020,881
Xcel Energy, Inc.	31,548	2,506,173
		60,988,506
TOTAL COMMON STOCKS (Cost $98,846,291)		148,055,277

CLOSED-END FUNDS - 1.1%	Shares	Value
Republic of Korea - 0.4%
Macquarie Korea Infrastructure Fund	84,522	622,197

United Kingdom - 0.7%
HICL Infrastructure PLC	327,621	516,853
International Public Partnerships Ltd.	307,648	522,019
		1,038,872
TOTAL CLOSED-END FUNDS (Cost $1,753,946)		1,661,069

TOTAL INVESTMENTS - 97.3% (Cost $100,600,237)		149,716,346
Money Market Deposit Account - 2.4% (d)		3,744,631
Other Assets in Excess of Liabilities - 0.3%		350,568
TOTAL NET ASSETS - 100.0%		$153,811,545

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $12,322,491 or 8.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 2.56%.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

MFG Core Infrastructure Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$90,794,377	$57,260,900	$–	$148,055,277
Closed-End Funds	–	1,661,069	–	1,661,069
Total Investments	$90,794,377	$58,921,969	$–	$149,716,346

Refer to the Schedule of Investments for further disaggregation of investment categories.

Tax Disclosure - Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.